Other Matters (Narrative) (Detail) (USD $)	1 Months Ended		6 Months Ended
	Feb. 22, 2012	Jun. 30, 2012	Jun. 30, 2012 Litigation Case One [Member]	Jun. 30, 2012 Litigation Case Two [Member]
Changes In Business And Other Matters [Line Items]
Conversion cost		$ 402,000
Plaintiff seeking damages	40,000,000		40,000,000
Insurance coverage amount	$ 12,000,000			$ 12,000,000